Equity - Outstanding number of shares (Detail) - Ordinary shares - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [Line Items]
Number of shares outstanding at beginning of period (in shares)	906,403,156	881,480,527	870,182,445
Dividend distributed (in shares)	30,860,582	39,334,938	14,174,568
Purchase of treasury shares (in shares)	(13,718,391)	(15,964,445)	(5,080,693)
Delivery of treasury shares (in shares)	1,463,727	1,552,136	2,204,207
Number of shares outstanding at end of period (in shares)	925,009,074	906,403,156	881,480,527